Segmented Information - Geographic Goodwill and Other Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas
Goodwill, customer relationships and client lists, and other finite and indefinite useful life intangible assets	$ 740	$ 521
CANADA
Disclosure of geographical areas
Goodwill, customer relationships and client lists, and other finite and indefinite useful life intangible assets	449	441
UNITED STATES
Disclosure of geographical areas
Goodwill, customer relationships and client lists, and other finite and indefinite useful life intangible assets	278	71
Italy
Disclosure of geographical areas
Goodwill, customer relationships and client lists, and other finite and indefinite useful life intangible assets	$ 13	$ 9